UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2015

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments:

Putnam Absolute Return 500 Fund

The fund's portfolio
7/31/15 (Unaudited)

COMMON STOCKS (29.2%)(a)
			Shares	Value

Basic materials (1.4%)

Airgas, Inc.			5,500	$561,110

AP Thailand PCL NVDR (Thailand)			2,276,300	380,841

Axalta Coating Systems, Ltd.(NON)			5,900	187,679

Bemis Co., Inc.			10,400	463,528

China Lesso Group Holdings, Ltd. (China)			1,335,000	1,046,505

China Singyes Solar Technologies Holdings, Ltd. (China)			491,000	489,498

Huabao International Holdings, Ltd. (China)			1,632,000	794,486

Hyosung Corp. (South Korea)			12,673	1,537,972

International Flavors & Fragrances, Inc.			6,281	726,021

Koza Altin Isletmeleri AS (Turkey)			67,399	566,466

Newmont Mining Corp.			46,400	796,688

Royal Gold, Inc.			7,200	363,024

Sappi, Ltd. (South Africa)(NON)			419,368	1,383,500

SBA Communications Corp. Class A(NON)			13,300	1,605,576

Sherwin-Williams Co. (The)			8,300	2,305,408

Sibanye Gold, Ltd. (South Africa)			809,334	1,069,603

Soulbrain Co., Ltd. (South Korea)			12,401	448,835

				14,726,740
Capital goods (1.6%)

Avery Dennison Corp.			9,600	584,160

Ball Corp.			13,700	929,408

Cleanaway Co., Ltd. (Taiwan)			96,000	462,392

General Dynamics Corp.			25,700	3,832,127

Lockheed Martin Corp.			17,900	3,707,090

Raytheon Co.			24,900	2,716,341

Rockwell Collins, Inc.			13,600	1,150,832

Stericycle, Inc.(NON)			5,300	747,141

TransDigm Group, Inc.(NON)			5,100	1,154,130

Waste Management, Inc.			25,200	1,288,476

				16,572,097
Communication services (0.6%)

China Mobile, Ltd. (China)			241,500	3,144,729

Mobile Telesystems OJSC ADR (Russia)			46,273	379,439

Verizon Communications, Inc.			68,696	3,214,286

				6,738,454
Conglomerates (0.5%)

Danaher Corp.			39,300	3,598,308

Sistema JSFC GDR (Russia)			177,162	1,504,012

				5,102,320
Consumer cyclicals (3.4%)

ANTA Sports Products, Ltd. (China)			266,000	683,452

Automatic Data Processing, Inc.			27,900	2,225,583

AutoZone, Inc.(NON)			3,410	2,390,205

Belle International Holdings, Ltd. (China)			854,000	884,045

Clorox Co. (The)			7,000	783,580

CVC Brasil Operadora e Agencia de Viagens SA (Brazil)			63,400	346,261

Discovery Communications, Inc. Class C(NON)			23,600	715,080

Dollar General Corp.			31,700	2,547,729

Dollar Tree, Inc.(NON)			21,384	1,668,594

FactSet Research Systems, Inc.			3,300	546,678

Harley-Davidson, Inc.			21,800	1,270,940

Interpublic Group of Cos., Inc. (The)			42,300	900,990

Kohl's Corp.			6,800	416,976

Lear Corp.			1,900	197,733

Lewis Group, Ltd. (South Africa)			55,656	253,631

LF Corp. (South Korea)			11,835	353,776

Madison Square Garden Co. (The) Class A(NON)			6,300	525,420

NagaCorp, Ltd. (Cambodia)			618,000	503,023

Naspers, Ltd. Class N (South Africa)			1,646	233,036

NIKE, Inc. Class B			1,600	184,352

Omnicom Group, Inc.			19,852	1,450,784

PayPal Holdings, Inc.(NON)			72,100	2,790,270

Ralph Lauren Corp.			5,900	742,751

Scripps Networks Interactive Class A			10,900	682,122

Target Corp.			48,700	3,986,095

Tongaat Hulett, Ltd. (South Africa)			35,448	341,789

Vantiv, Inc. Class A(NON)			13,300	585,200

VF Corp.			26,100	2,012,049

Wal-Mart Stores, Inc.			15,100	1,086,898

Walt Disney Co. (The)			32,800	3,936,000

				35,245,042
Consumer staples (3.1%)

Altria Group, Inc.			78,800	4,285,144

Amorepacific Group (South Korea)			9,612	1,594,780

Arca Continental SAB de CV (Mexico)			128,654	772,683

Bunge, Ltd.			13,000	1,038,050

Chipotle Mexican Grill, Inc.(NON)			400	296,892

Church & Dwight Co., Inc.			7,900	682,007

Colgate-Palmolive Co.			41,400	2,816,028

Costco Wholesale Corp.			27,200	3,952,160

Daesang Corp. (South Korea)			36,559	1,112,792

Dr. Pepper Snapple Group, Inc.			18,700	1,500,114

Grape King Bio, Ltd. (Taiwan)			196,000	1,320,450

Gruma SAB de CV Class B (Mexico)			121,970	1,595,735

JBS SA (Brazil)			314,371	1,414,874

KT&G Corp. (South Korea)			15,253	1,433,704

McDonald's Corp.			44,000	4,393,840

Philip Morris International, Inc.			17,100	1,462,563

Pinnacle Foods, Inc.			5,500	247,225

Reynolds American, Inc.			24,700	2,119,013

Sao Martinho SA (Brazil)			37,042	365,665

Tupperware Brands Corp.			5,300	309,891

				32,713,610
Energy (1.5%)

Bangchak Petroleum PCL (The) (Thailand)			887,600	862,542

Exxon Mobil Corp.			81,202	6,432,010

HollyFrontier Corp.			20,100	970,026

National Oilwell Varco, Inc.			38,000	1,600,940

Spectra Energy Corp.			68,506	2,072,992

Tambang Batubara Bukit Asam Persero Tbk PT (Indonesia)			1,100,200	487,470

Tatneft OAO ADR (Russia)			45,630	1,342,802

Thai Oil PCL (Thailand)			492,300	673,953

Tupras Turkiye Petrol Rafinerileri AS (Turkey)(NON)			26,731	693,961

				15,136,696
Financials (6.4%)

Alexandria Real Estate Equities, Inc.(R)			5,200	482,092

American Campus Communities, Inc.(R)			10,700	399,324

American Capital Agency Corp.(R)			36,800	708,768

Axis Capital Holdings, Ltd.			9,000	518,040

Banco Bradesco SA ADR (Brazil)			215,709	1,712,729

Bank Negara Indonesia Persero Tbk PT (Indonesia)			2,999,700	1,055,537

Bank of Chongqing Co., Ltd. (China)			577,500	507,686

Bank Tabungan Negara Persero Tbk PT (Indonesia)			4,039,300	349,054

BB&T Corp.			58,600	2,359,822

Berkshire Hathaway, Inc. Class B(NON)			35,338	5,044,146

Brixmor Property Group, Inc.(R)			5,600	137,032

BS Financial Group, Inc. (South Korea)			48,542	569,490

Capital One Financial Corp.			45,500	3,699,150

China Cinda Asset Management Co., Ltd. (China)(NON)			3,361,000	1,496,886

China Construction Bank Corp. (China)			411,000	334,666

China Merchants Bank Co., Ltd. (China)			635,500	1,638,154

Chongqing Rural Commercial Bank Co., Ltd. (China)(NON)			1,946,000	1,386,091

Chubb Corp. (The)			6,500	808,145

Cullen/Frost Bankers, Inc.			5,400	391,230

DAMAC Properties Dubai Co. PJSC (United Arab Emirates)(NON)			1,763,233	1,488,264

Everest Re Group, Ltd.			3,636	665,824

Fubon Financial Holding Co., Ltd. (Taiwan)			233,000	425,331

HCP, Inc.(R)			38,200	1,476,048

Health Care REIT, Inc.(R)			18,400	1,276,408

Itau Unibanco Holding SA ADR (Preference) (Brazil)			223,279	1,938,062

JB Financial Group Co., Ltd. (South Korea)			76,171	417,546

King's Town Bank Co., Ltd. (Taiwan)			706,000	589,748

Krungthai Card PCL (Thailand)			166,700	374,833

Liberty Holdings, Ltd. (South Africa)			113,024	1,270,224

MMI Holdings, Ltd. (South Africa)			562,338	1,308,626

Moscow Exchange MICEX-RTS OAO (Russia)(NON)			1,140,823	1,317,960

NASDAQ OMX Group, Inc. (The)			3,000	153,090

Nedbank Group, Ltd. (South Africa)			73,731	1,478,030

Northern Trust Corp.			15,000	1,147,350

PartnerRe, Ltd.			4,600	625,416

People's Insurance Co Group of China, Ltd. (China)			2,402,000	1,237,984

PNC Financial Services Group, Inc.			33,600	3,298,848

Porto Seguro SA (Brazil)			24,471	278,233

Public Storage(R)			7,500	1,538,850

RenaissanceRe Holdings, Ltd.			4,062	435,853

RMB Holdings, Ltd. (South Africa)			70,296	382,377

Shin Kong Financial Holding Co., Ltd. (Taiwan)			5,114,000	1,491,330

Spirit Realty Capital, Inc.(R)			41,000	416,150

Starwood Property Trust, Inc.(R)			22,900	498,304

Synchrony Financial(NON)			13,400	460,424

Taishin Financial Holding Co., Ltd. (Taiwan)			3,179,000	1,260,699

Taubman Centers, Inc.(R)			5,600	418,880

Travelers Cos., Inc. (The)			27,200	2,886,464

Turkiye Sinai Kalkinma Bankasi AS (Turkey)			520,245	326,386

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)			35,500	515,297

Visa, Inc. Class A			61,900	4,663,546

Wells Fargo & Co.			109,200	6,319,404

XL Group PLC			28,400	1,079,768

				67,059,599
Health care (3.5%)

Abbott Laboratories			69,000	3,497,610

AmerisourceBergen Corp.			23,300	2,463,975

C.R. Bard, Inc.			6,727	1,322,865

Cardinal Health, Inc.			10,874	924,073

DaVita HealthCare Partners, Inc.(NON)			17,300	1,367,219

Edwards Lifesciences Corp.(NON)			10,900	1,658,544

Eli Lilly & Co.			54,299	4,588,808

Hengan International Group Co., Ltd. (China)			88,500	986,924

Johnson & Johnson			60,200	6,032,642

Mednax, Inc.(NON)			8,300	702,512

Merck & Co., Inc.			81,200	4,787,552

Netcare, Ltd. (South Africa)			454,694	1,458,071

Pfizer, Inc.			156,200	5,632,572

Richter Gedeon Nyrt (Hungary)			78,278	1,258,388

				36,681,755
Technology (4.8%)

Accenture PLC Class A			38,800	4,000,668

Analog Devices, Inc.			19,500	1,137,435

Apple, Inc.			33,813	4,101,517

AU Optronics Corp. (Taiwan)			3,839,000	1,244,967

Broadcom Corp. Class A			54,800	2,773,428

Cisco Systems, Inc.			169,000	4,802,980

Computer Sciences Corp.			14,800	968,364

eBay, Inc.(NON)			72,100	2,027,452

EMC Corp.			141,700	3,810,313

Fidelity National Information Services, Inc.			13,200	863,676

Fiserv, Inc.(NON)			16,300	1,415,818

Gentex Corp.			30,200	485,616

Innolux Corp. (Taiwan)			3,590,000	1,251,107

Intuit, Inc.			23,400	2,475,018

L-3 Communications Holdings, Inc.			9,200	1,062,232

LG Display Co., Ltd. (South Korea)			16,781	318,518

Linear Technology Corp.			11,500	471,500

Maxim Integrated Products, Inc.			29,200	993,968

Microsoft Corp.			7,819	365,147

Motorola Solutions, Inc.			3,400	204,544

NCSoft Corp. (South Korea)			8,172	1,529,927

NetApp, Inc.			32,500	1,012,375

NetEase, Inc. ADR (China)			10,215	1,416,105

Paychex, Inc.			33,600	1,559,040

Samsung Electronics Co., Ltd. (South Korea)			4,764	4,786,557

Shin Zu Shing Co., Ltd. (Taiwan)			102,000	266,658

Siliconware Precision Industries Co. (Taiwan)			446,000	506,182

SK Hynix, Inc. (South Korea)			52,748	1,667,411

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)			60,149	1,329,894

Tencent Holdings, Ltd. (China)			55,000	1,024,450

				49,872,867
Transportation (1.1%)

Bangkok Expressway PCL (Thailand)			328,900	354,609

CH Robinson Worldwide, Inc.			15,400	1,080,310

China Airlines, Ltd. (Taiwan)(NON)			3,217,000	1,432,572

China Southern Airlines Co., Ltd. (China)(NON)			436,000	430,676

Expeditors International of Washington, Inc.			5,500	257,785

OHL Mexico SAB de CV (Mexico)(NON)			514,607	842,534

Turk Hava Yollari AO (Turkey)(NON)			418,083	1,362,574

United Parcel Service, Inc. Class B			38,986	3,990,607

Yangzijiang Shipbuilding Holdings, Ltd. (China)			1,437,200	1,350,725

				11,102,392
Utilities and power (1.3%)

Alliant Energy Corp.			4,600	282,946

American Electric Power Co., Inc.			34,100	1,929,037

American Water Works Co., Inc.			10,000	519,100

Huadian Power International Corp., Ltd. (China)			1,420,000	1,429,273

Huaneng Power International, Inc. (China)			1,186,000	1,440,746

Kinder Morgan, Inc.			92,400	3,200,736

Pinnacle West Capital Corp.			11,400	703,494

Southern Co. (The)			67,900	3,037,167

Tenaga Nasional Bhd (Malaysia)			393,800	1,256,144

				13,798,643

Total common stocks (cost $284,936,407)				$304,750,215

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (15.9%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (15.9%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4 1/2s, May 1, 2044			$2,098,463	$2,317,902
3 1/2s, with due dates from August 1, 2043 to February 1, 2044			2,601,537	2,709,165
3s, March 1, 2043			815,263	821,569

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, January 1, 2038			976,507	1,104,614
5 1/2s, TBA, August 1, 2045			2,000,000	2,246,250
4 1/2s, with due dates from January 1, 2044 to February 1, 2044			563,265	622,462
4 1/2s, TBA, August 1, 2045			2,000,000	2,169,688
4s, with due dates from May 1, 2044 to June 1, 2044			4,599,363	4,914,902
3 1/2s, July 1, 2043			856,350	891,173
3 1/2s, TBA, August 1, 2045			32,000,000	33,204,998
3s, TBA, September 1, 2045			16,000,000	16,051,250
3s, TBA, August 1, 2045			98,000,000	98,589,529

				165,643,502

Total U.S. government and agency mortgage obligations (cost $164,331,664)				$165,643,502

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 2s, August 31, 2021(i)			$121,000	$123,315

Total U.S. Treasury obligations (cost $123,315)				$123,315

MORTGAGE-BACKED SECURITIES (11.3%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (5.3%)

Federal Home Loan Mortgage Corporation
IFB Ser. 2990, Class LB, 16.467s, 2034			$119,289	$158,152
IFB Ser. 3232, Class KS, IO, 6.113s, 2036			658,125	97,073
IFB Ser. 4104, Class S, IO, 5.913s, 2042			539,437	105,033
IFB Ser. 3116, Class AS, IO, 5.913s, 2034			404,884	18,268
IFB Ser. 3852, Class NT, 5.813s, 2041			2,242,975	2,307,640
IFB Ser. 308, Class S1, IO, 5.763s, 2043			2,882,809	719,520
IFB Ser. 314, Class AS, IO, 5.703s, 2043			1,642,928	404,661
Ser. 4122, Class TI, IO, 4 1/2s, 2042			1,342,062	268,547
Ser. 4462, IO, 4s, 2045			1,674,695	348,604
Ser. 4193, Class PI, IO, 4s, 2043			2,602,690	434,654
Ser. 4121, Class MI, IO, 4s, 2042			1,574,427	371,722
Ser. 4116, Class MI, IO, 4s, 2042			3,191,579	656,859
Ser. 4213, Class GI, IO, 4s, 2041			970,041	149,192
Ser. 4013, Class AI, IO, 4s, 2039			2,941,213	461,815
Ser. 304, Class C53, IO, 4s, 2032			1,849,171	309,810
Ser. 311, IO, 3 1/2s, 2043			1,629,668	356,083
Ser. 303, Class C18, IO, 3 1/2s, 2043			2,255,939	474,699
Ser. 303, Class C19, IO, 3 1/2s, 2043			2,027,644	418,619
Ser. 304, Class C22, IO, 3 1/2s, 2042			2,236,144	549,678
Ser. 4141, Class IM, IO, 3 1/2s, 2042			1,334,197	248,103
Ser. 4121, Class AI, IO, 3 1/2s, 2042			4,055,540	828,975
Ser. 4136, Class IW, IO, 3 1/2s, 2042			2,664,939	342,982
Ser. 4166, Class PI, IO, 3 1/2s, 2041			2,137,153	342,650
Ser. 4097, Class PI, IO, 3 1/2s, 2040			3,565,499	539,374
Ser. 304, IO, 3 1/2s, 2027			1,340,675	149,606
Ser. 304, Class C37, IO, 3 1/2s, 2027			995,595	108,400
Ser. 4150, Class DI, IO, 3s, 2043			1,948,518	285,884
Ser. 4158, Class TI, IO, 3s, 2042			4,921,186	622,432
Ser. 4165, Class TI, IO, 3s, 2042			4,221,785	500,704
Ser. 4183, Class MI, IO, 3s, 2042			1,880,304	228,269
Ser. 4206, Class IP, IO, 3s, 2041			3,121,231	391,215
Ser. 4433, Class DI, IO, 3s, 2032			4,012,156	501,520
Ser. 4179, Class EI, IO, 3s, 2030			3,379,455	383,940
Ser. 304, Class C45, IO, 3s, 2027			1,779,371	185,291
Ser. 3939, Class EI, IO, 3s, 2026			3,536,152	331,232
FRB Ser. T-8, Class A9, IO, 0.471s, 2028			219,071	3,012
FRB Ser. T-59, Class 1AX, IO, 0.272s, 2043			531,129	6,390
Ser. T-48, Class A2, IO, 0.212s, 2033			772,684	7,425
Ser. 3206, Class EO, PO, zero %, 2036			41,338	36,705
Ser. 3175, Class MO, PO, zero %, 2036			33,747	30,647

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.548s, 2035			64,704	102,555
IFB Ser. 05-45, Class DA, 23.722s, 2035			236,430	358,412
IFB Ser. 11-4, Class CS, 12.519s, 2040			822,640	994,885
IFB Ser. 13-92, Class SA, IO, 5.76s, 2043			917,280	227,651
IFB Ser. 13-103, Class SK, IO, 5.73s, 2043			988,016	253,596
IFB Ser. 13-128, Class CS, IO, 5.71s, 2043			1,486,939	359,378
IFB Ser. 13-101, Class SE, IO, 5.71s, 2043			1,313,497	332,446
IFB Ser. 13-102, Class SH, IO, 5.71s, 2043			1,232,073	301,846
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.188s, 2025			600,000	603,727
Ser. 397, Class 2, IO, 5s, 2039			32,041	6,399
Ser. 10-13, Class EI, IO, 5s, 2038			18,170	53
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 4.741s, 2025			170,000	170,799
Ser. 15-4, Class IO, IO, 4 1/2s, 2045			2,077,596	429,398
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.191s, 2025			880,000	848,418
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.191s, 2025			335,000	324,737
Ser. 14-47, Class IP, IO, 4s, 2044			3,108,700	479,828
Ser. 418, Class C24, IO, 4s, 2043			1,738,979	363,189
Ser. 13-44, Class PI, IO, 4s, 2043			822,322	126,978
Ser. 12-124, Class UI, IO, 4s, 2042			3,590,678	719,213
Ser. 12-118, Class PI, IO, 4s, 2042			3,142,814	594,641
Ser. 13-11, Class IP, IO, 4s, 2042			2,817,850	506,537
Ser. 12-96, Class PI, IO, 4s, 2041			1,668,701	271,398
Ser. 12-22, Class CI, IO, 4s, 2041			2,885,152	508,203
Ser. 12-62, Class MI, IO, 4s, 2041			2,584,718	412,107
Ser. 406, Class 2, IO, 4s, 2041			122,556	19,682
Ser. 406, Class 1, IO, 4s, 2041			122,084	23,770
Ser. 409, Class C16, IO, 4s, 2040			531,102	101,011
Ser. 12-104, Class HI, IO, 4s, 2027			3,091,869	405,062
Ser. 418, Class C15, IO, 3 1/2s, 2043			3,800,176	806,765
Ser. 417, Class C24, IO, 3 1/2s, 2042			2,000,752	441,806
Ser. 12-136, Class PI, IO, 3 1/2s, 2042			1,906,978	235,722
Ser. 14-10, IO, 3 1/2s, 2042			1,560,714	255,928
Ser. 12-101, Class PI, IO, 3 1/2s, 2040			2,233,293	283,280
Ser. 14-76, IO, 3 1/2s, 2039			4,472,822	629,572
Ser. 12-110, Class BI, IO, 3 1/2s, 2039			2,524,436	365,589
Ser. 13-21, Class AI, IO, 3 1/2s, 2033			2,733,521	500,699
Ser. 417, Class C19, IO, 3 1/2s, 2033			1,561,609	245,875
Ser. 12-93, Class DI, IO, 3 1/2s, 2027			3,203,047	388,562
Ser. 12-151, Class PI, IO, 3s, 2043			1,940,571	252,274
Ser. 13-8, Class NI, IO, 3s, 2042			3,794,316	516,294
Ser. 6, Class BI, IO, 3s, 2042			3,399,857	344,406
Ser. 13-35, Class IP, IO, 3s, 2042			3,120,156	334,198
Ser. 13-23, Class PI, IO, 3s, 2041			5,634,718	502,448
Ser. 13-31, Class NI, IO, 3s, 2041			4,469,591	416,655
Ser. 13-7, Class EI, IO, 3s, 2040			2,336,561	381,794
Ser. 13-55, Class MI, IO, 3s, 2032			2,308,911	280,209
FRB Ser. 03-W10, Class 1, IO, 0.89s, 2043			173,473	3,531
Ser. 98-W5, Class X, IO, 0.753s, 2028			401,787	19,838
Ser. 98-W2, Class X, IO, 0.532s, 2028			1,361,223	71,464

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6s, 2039			1,869,681	383,920
IFB Ser. 13-129, Class SN, IO, 5.962s, 2043			727,659	127,580
IFB Ser. 13-129, Class CS, IO, 5.962s, 2042			1,910,125	274,810
IFB Ser. 13-99, Class VS, IO, 5.913s, 2043			854,114	177,468
IFB Ser. 12-77, Class MS, IO, 5.912s, 2042			1,363,738	336,871
IFB Ser. 11-70, Class SN, IO, 5.713s, 2041			1,257,312	217,050
IFB Ser. 11-70, Class SH, IO, 5.703s, 2041			1,622,338	284,250
Ser. 14-182, Class KI, IO, 5s, 2044			3,439,436	740,648
Ser. 14-133, Class IP, IO, 5s, 2044			3,263,977	713,244
Ser. 14-163, Class NI, IO, 5s, 2044			1,879,682	399,207
Ser. 14-25, Class QI, IO, 5s, 2044			3,063,122	650,577
Ser. 14-2, Class IC, IO, 5s, 2044			842,168	188,326
Ser. 13-3, Class IT, IO, 5s, 2043			1,324,462	284,289
Ser. 11-116, Class IB, IO, 5s, 2040			854,978	45,118
Ser. 10-35, Class UI, IO, 5s, 2040			1,261,819	258,673
Ser. 10-20, Class UI, IO, 5s, 2040			929,928	171,088
Ser. 10-9, Class UI, IO, 5s, 2040			3,963,425	805,582
Ser. 09-121, Class UI, IO, 5s, 2039			1,972,503	389,372
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			82,903	11,629
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			1,718,177	309,134
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			878,672	169,574
Ser. 13-151, Class IB, IO, 4 1/2s, 2040			1,080,198	211,629
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			791,132	153,776
Ser. 09-121, Class CI, IO, 4 1/2s, 2039			2,554,674	616,494
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			2,562,399	183,360
Ser. 15-53, Class MI, IO, 4s, 2045			2,781,258	660,440
Ser. 15-40, IO, 4s, 2045			996,127	243,463
Ser. 14-149, Class IP, IO, 4s, 2044			1,978,489	378,109
Ser. 13-24, Class PI, IO, 4s, 2042			1,332,379	231,248
Ser. 12-138, Class AI, IO, 4s, 2042			1,904,348	448,728
Ser. 12-47, Class CI, IO, 4s, 2042			2,138,178	407,153
Ser. 14-104, IO, 4s, 2042			3,138,353	587,813
Ser. 12-50, Class PI, IO, 4s, 2041			1,493,149	266,378
Ser. 12-41, Class IP, IO, 4s, 2041			2,912,425	532,374
Ser. 14-133, Class AI, IO, 4s, 2036			4,043,320	572,170
Ser. 15-24, Class CI, IO, 3 1/2s, 2045			1,255,953	311,866
Ser. 15-24, Class IA, IO, 3 1/2s, 2045			1,523,992	284,712
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			1,876,262	195,619
Ser. 13-76, IO, 3 1/2s, 2043			1,536,995	189,957
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			3,331,782	447,691
Ser. 13-100, Class MI, IO, 3 1/2s, 2043			2,654,037	333,374
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			1,690,629	220,204
Ser. 12-145, IO, 3 1/2s, 2042			1,228,544	293,193
Ser. 13-14, IO, 3 1/2s, 2042			2,415,261	308,936
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			800,995	108,711
Ser. 12-92, Class AI, IO, 3 1/2s, 2042			934,471	129,536
Ser. 13-37, Class LI, IO, 3 1/2s, 2042			1,369,524	186,639
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			1,467,393	171,890
Ser. 15-36, Class GI, 3 1/2s, 2041			1,921,048	290,559
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			1,295,153	120,157
Ser. 13-90, Class HI, IO, 3 1/2s, 2040			4,752,001	324,229
Ser. 13-79, Class XI, IO, 3 1/2s, 2039			3,360,666	475,421
Ser. 183, Class AI, IO, 3 1/2s, 2039			3,174,579	415,806
Ser. 15-96, Class NI, IO, 3 1/2s, 2039			4,459,000	633,624
Ser. 15-24, Class IC, IO, 3 1/2s, 2037			2,000,561	311,787
Ser. 14-115, Class QI, IO, 3s, 2029			2,516,158	259,240
FRB Ser. 15-H16, Class XI, IO, 2.231s, 2065			4,549,000	568,625
Ser. BC-HAU1, Class BI, IO, 1.903s, 2045(FWC)			7,156,000	919,099
Ser. 15-H18, IO, 1.82s, 2065			3,763,000	387,476
Ser. 15-H10, Class CI, IO, 1.803s, 2065			6,662,239	805,715
Ser. 15-H09, Class BI, IO, 1.708s, 2065			9,890,904	1,045,469
Ser. 15-H10, Class EI, IO, 1.636s, 2065			6,646,944	523,779
Ser. 15-H14, Class BI, IO, 1.592s, 2065			6,840,070	538,998

GSMPS Mortgage Loan Trust 144A
FRB Ser. 99-2, IO, 0.84s, 2027			105,876	794
FRB Ser. 98-3, IO, zero %, 2027(F)			55,811	821
FRB Ser. 98-2, IO, zero %, 2027			49,179	354
FRB Ser. 98-4, IO, zero %, 2026			76,194	1,875

				55,045,914
Commercial mortgage-backed securities (3.6%)

Banc of America Commercial Mortgage Trust
Ser. 06-6, Class A2, 5.309s, 2045			36,989	37,049
FRB Ser. 07-1, Class XW, IO, 0.329s, 2049			2,600,975	17,338

Banc of America Commercial Mortgage Trust 144A FRB Ser. 08-1, Class C, 6.258s, 2051			1,000,000	970,720

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 04-3, Class D, 5.445s, 2039			639,000	643,326
FRB Ser. 05-1, Class C, 5.337s, 2042			292,000	283,059
FRB Ser. 05-5, Class D, 5.325s, 2045			366,000	367,318
Ser. 05-3, Class AJ, 4.767s, 2043			225,000	207,088

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-4, Class XC, IO, 0.172s, 2042			672,928	963

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW11, Class AJ, 5.43s, 2039			596,000	605,499
Ser. 05-PWR7, Class D, 5.304s, 2041			375,000	374,434
Ser. 05-PWR9, Class C, 5.055s, 2042			215,000	214,639

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.43s, 2039			3,084,000	3,079,929
FRB Ser. 06-PW11, Class C, 5.43s, 2039			320,000	319,421

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class E, 6.124s, 2044			250,000	248,146

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class B, 5.774s, 2049			703,000	702,613

Citigroup Commercial Mortgage Trust 144A FRB Ser. 13-GC11, Class E, 4.457s, 2046			1,041,000	894,509

COMM Mortgage Trust FRB Ser. 07-C9, Class D, 5.796s, 2049			300,000	284,250

COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4 1/4s, 2044			266,000	238,877
FRB Ser. 14-UBS6, Class D, 3.967s, 2047			387,000	325,381
FRB Ser. 07-C9, Class AJFL, 0.879s, 2049			140,000	136,954

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882s, 2037			203,000	202,736

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			340,170	358,879
FRB Ser. 03-C3, Class AX, IO, 1.928s, 2038			193,189	13

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035			157,709	160,469

First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033			63,027	63,027

GCCFC Commercial Mortgage Trust
FRB Ser. 05-GG3, Class E, 5.087s, 2042			243,000	242,441
FRB Ser. 05-GG3, Class D, 4.986s, 2042			189,000	189,184

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.275s, 2044			2,044,000	2,044,000

GE Commercial Mortgage Corp. Trust Ser. 07-C1, Class A3, 5.481s, 2049			628,343	629,074

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.414s, 2046			291,000	277,649
FRB Ser. 13-GC10, Class E, 4.414s, 2046			850,000	736,100

GS Mortgage Securities Trust 144A
FRB Ser. 13-GC16, Class D, 5.316s, 2046			488,000	487,331
FRB Ser. 06-GG8, Class X, IO, 0.558s, 2039			34,603,798	108,310

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.562s, 2046			675,000	613,265
FRB Ser. 13-C12, Class E, 4.086s, 2045			800,000	677,010
FRB Ser. 14-C25, Class D, 3.95s, 2047			330,000	287,402

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 04-CB8, Class F, 5.039s, 2039			500,000	498,680

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.076s, 2051			611,000	630,155
FRB Ser. 06-LDP7, Class B, 5.905s, 2045			556,000	406,017
Ser. 06-LDP6, Class AJ, 5.565s, 2043			109,000	109,692
FRB Ser. 05-LDP3, Class D, 5.126s, 2042			547,000	546,508
FRB Ser. 05-LDP2, Class D, 4.941s, 2042			850,000	842,342

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.176s, 2051			501,000	482,122
FRB Ser. 12-C6, Class F, 5.199s, 2045			334,000	319,359
FRB Ser. 13-C13, Class D, 4.056s, 2046			342,000	320,127
Ser. 13-C13, Class E, 3.986s, 2046			494,000	405,581
Ser. 13-C10, Class E, 3 1/2s, 2047			354,000	285,430
FRB Ser. 12-C6, Class G, 2.972s, 2045			366,000	294,206

JPMorgan Chase Commercial Mortgage Securities Trust Pass-Through Certificates 144A Ser. 01-C1, Class H, 5.626s, 2035			515,031	528,448

Key Commercial Mortgage Securities Trust 144A FRB Ser. 07-SL1, Class A2, 5.612s, 2040			41,018	40,505

LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class D, 5.502s, 2039			640,000	632,800
Ser. 07-C1, Class AJ, 5.484s, 2040			87,000	87,708
FRB Ser. 06-C6, Class C, 5.482s, 2039			878,000	857,420
Ser. 05-C7, Class C, 5.35s, 2040			474,000	473,540
FRB Ser. 07-C2, Class XW, IO, 0.539s, 2040			2,058,375	18,031

Merrill Lynch Mortgage Trust
FRB Ser. 05-CIP1, Class C, 5.337s, 2038			351,000	332,639
FRB Ser. 05-CKI1, Class B, 5.326s, 2037			476,000	476,286
Ser. 04-KEY2, Class D, 5.046s, 2039			250,000	250,000

Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.278s, 2043			997,772	26

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046			224,000	226,778
Ser. 06-4, Class AJ, 5.239s, 2049			238,000	241,261

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class E, 4.415s, 2046			600,000	547,500
FRB Ser. 13-C11, Class F, 4.415s, 2046			696,000	607,945
Ser. 13-C13, Class F, 3.707s, 2046			1,285,000	997,970

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class D, 5.587s, 2044			238,000	222,111
Ser. 07-HQ11, Class C, 5.558s, 2044			861,000	860,923
FRB Ser. 06-HQ8, Class C, 5.505s, 2044			950,000	951,375

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			335,668	335,668

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 13-C6, Class D, 4.35s, 2046			83,000	79,026

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.997s, 2045			365,000	366,146
FRB Ser. 06-C23, Class F, 5.543s, 2045			578,000	572,798
FRB Ser. 06-C29, IO, 0.381s, 2048			36,396,995	150,320

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 04-C12, Class F, 5.405s, 2041			819,795	820,606
FRB Ser. 05-C21, Class E, 5.262s, 2044			1,487,000	1,483,714
FRB Ser. 07-C31, IO, 0.211s, 2047			56,126,278	175,395

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.3s, 2046			314,000	298,367

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.266s, 2044			321,000	344,989
Ser. 12-C6, Class E, 5s, 2045			412,000	365,329
Ser. 11-C4, Class F, 5s, 2044			504,000	479,404
Ser. 11-C3, Class E, 5s, 2044			367,000	348,416
FRB Ser. 12-C10, Class E, 4.457s, 2045			316,000	270,970
FRB Ser. 13-C12, Class D, 4.354s, 2048			172,000	165,688
FRB Ser. 13-C13, Class E, 4.138s, 2045			343,000	284,450
Ser. 13-C12, Class E, 3 1/2s, 2048			462,000	368,478
Ser. 13-C14, Class E, 3 1/4s, 2046			307,000	242,220

				37,673,872
Residential mortgage-backed securities (non-agency) (2.4%)

Banc of America Funding Trust FRB Ser. 06-G, Class 3A3, 5 3/4s, 2036			251,969	241,890

BCAP, LLC Trust
FRB Ser. 15-RR5, Class 2A3, 1.226s, 2046			440,000	341,440
FRB Ser. 12-RR5, Class 4A8, 0.357s, 2035			2,000,000	1,821,447

BCAP, LLC Trust 144A
FRB Ser. 11-RR2, Class 2A7, 2.694s, 2036			500,621	349,369
FRB Ser. 15-RR2, Class 26A2, 2 5/8s, 2036			253,000	224,917
FRB Ser. 14-RR1, Class 2A2, 2.356s, 2036			350,000	297,500
FRB Ser. 15-RR6, Class 3A2, 1.096s, 2046			239,000	205,540
FRB Ser. 14-RR2, Class 4A3, 0.456s, 2036			525,000	407,663

Bear Stearns Alt-A Trust FRB Ser. 04-6, Class M2, 1.916s, 2034			845,111	743,698

Citigroup Mortgage Loan Trust 144A FRB Ser. 10-7, Class 3A5, 5 7/8s, 2035			350,000	360,652

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 2A1, 1.52s, 2035			441,865	362,188
FRB Ser. 05-27, Class 1A6, 1.011s, 2035			623,010	487,119
FRB Ser. 05-38, Class A3, 0.541s, 2035			2,093,840	1,813,684
FRB Ser. 05-59, Class 1A1, 0.521s, 2035			718,441	580,446
FRB Ser. 06-OC2, Class 2A3, 0.481s, 2036			223,505	201,155

Countrywide Asset-Backed Certificates Trust
Ser. 05-3, Class MF1, 5.272s, 2035			919,555	843,848
Ser. 04-15, Class MF2, 5.213s, 2035			202,129	186,722
FRB Ser. 05-3, Class MV5, 0.857s, 2035			350,000	305,323

Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 11-2R, Class 2A9, 2.683s, 2036			600,000	549,000

CSMC Trust 144A
FRB Ser. 11-6R, Class 3A7, 3.033s, 2036			750,000	404,248
FRB Ser. 13-2R, Class 4A2, 2.431s, 2036			504,334	401,813

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class B, 11.691s, 2025			965,711	1,140,113
Structured Agency Credit Risk Debt Notes Ser. 15-DNA2, Class B, 7.737s, 2027			480,000	492,384

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA1, Class B, 9.391s, 2027(F)			260,000	308,795

First Franklin Mortgage Loan Trust FRB Ser. 05-FF4, Class M4, 0.841s, 2035			800,000	617,040

GSAA Home Equity Trust FRB Ser. 05-9, Class M1, 0.671s, 2035			725,000	592,253

GSAMP Trust
FRB Ser. 06-NC1, Class M1, 0.551s, 2036			325,000	235,264
FRB Ser. 06-HE2, Class M1, 0.511s, 2046			500,000	406,520

JPMorgan Mortgage Acquisition Trust FRB Ser. 07-CH1, Class MV6, 0.737s, 2036			800,000	580,381

Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 05-HE6, Class M2, 0.611s, 2035			1,900,000	1,530,615

Nationstar HECM Loan Trust 144A Ser. 15-1A, Class A, 3.844s, 2018			334,910	334,910

Nomura Resecuritization Trust 144A
FRB Ser. 10-6RA, Class 1A6, 2.65s, 2036			233,795	215,383
FRB Ser. 15-1R, Class 6A9, 0.343s, 2047			1,503,232	932,004

Residential Asset Mortgage Products Trust FRB Ser. 05-EFC2, Class M6, 0.901s, 2035			500,000	396,148

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 05-WF3, Class M3, 0.771s, 2035			615,520	463,179

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR13, Class A1B2, 1.171s, 2034			463,414	438,065
FRB Ser. 05-AR11, Class A1C3, 0.701s, 2045			2,143,916	1,881,889
FRB Ser. 05-AR13, Class A1C3, 0.681s, 2045			1,527,115	1,326,317
FRB Ser. 05-AR9, Class A1B, 0.571s, 2045			1,059,101	976,570
FRB Ser. 05-AR13, Class A1B3, 0.551s, 2045			189,746	170,297

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 4.926s, 2036			588,270	573,563

				24,741,352

Total mortgage-backed securities (cost $113,351,667)				$117,461,138

SENIOR LOANS (7.3%)(a)(c)
			Principal amount	Value

Basic materials (0.4%)

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)			$458,767	$458,767

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)			238,032	238,032

Builders FirstSource, Inc. bank term loan FRN 6s, 2022			1,535,000	1,529,244

Ineos US Finance, LLC bank term loan FRN 3 3/4s, 2018			416,919	416,398

KP Germany Erste GmbH bank term loan FRN 5s, 2020 (Germany)			700,599	704,102

KP Germany Erste GmbH bank term loan FRN 5s, 2020 (Germany)			299,401	300,898

				3,647,441
Capital goods (0.3%)

Gardner Denver, Inc. bank term loan FRN 4 1/4s, 2020			702,488	677,132

Generac Power Systems, Inc. bank term loan FRN Ser. B, 3 1/4s, 2020			596,250	592,275

Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2018			573,165	575,957

TransDigm, Inc. bank term loan FRN Ser. C, 3 3/4s, 2020			436,815	435,668

TransDigm, Inc. bank term loan FRN Ser. D, 3 3/4s, 2021			792,000	789,896

				3,070,928
Communication services (0.8%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021			480,000	482,200

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019			1,506,802	1,510,150

Asurion, LLC bank term loan FRN Ser. B2, 4 1/4s, 2020			980,000	978,775

Asurion, LLC bank term loan FRN Ser. B4, 5s, 2022			885,000	883,525

Intelsat Jackson Holdings SA bank term loan FRN Ser. B2, 3 3/4s, 2019 (Bermuda)			1,419,814	1,403,841

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020			1,000,000	994,750

Numericable US, LLC bank term loan FRN Ser. B1, 4 1/2s, 2020 (France)			770,869	772,394

Numericable US, LLC bank term loan FRN Ser. B2, 4 1/2s, 2020 (France)			666,906	668,226

Virgin Media Investment Holdings, Ltd. bank term loan FRN Ser. F, 3 1/2s, 2023 (United Kingdom)			1,009,982	1,006,194

				8,700,055
Consumer cyclicals (2.9%)

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022			1,500,000	1,503,984

Amaya BV bank term loan FRN 5s, 2021 (Netherlands)			992,500	990,639

American Casino & Entertainment Properties, LLC bank term loan FRN 5s, 2022			1,250,000	1,254,688

Bass Pro Group, LLC bank term loan FRN Ser. B, 4s, 2020			413,963	414,610

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017			849,835	748,462

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 1/2s, 2017			562,175	481,664

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			628,650	522,827

CCM Merger, Inc. bank term loan FRN Ser. B, 4 1/2s, 2021			686,901	688,618

Chrysler Group, LLC bank term loan FRN Ser. B, 3 1/2s, 2017			325,699	325,414

CityCenter Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2020			886,533	888,274

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			1,206,929	1,197,123

DBP Holding Corp. bank term loan FRN Ser. B, 5s, 2019			1,590,000	1,530,375

Dollar Tree Stores, Inc. bank term loan FRN Ser. B, 3 1/2s, 2022			277,333	277,911

FCA US, LLC bank term loan FRN Ser. B, 3 1/4s, 2018			790,000	789,210

Golden Nugget, Inc. bank term loan FRN Ser. B, 5 1/2s, 2019			591,063	595,791

Golden Nugget, Inc. bank term loan FRN Ser. DD, 5 1/2s, 2019			253,313	255,339

Interactive Data Corp. bank term loan FRN Ser. B, 4 3/4s, 2021			990,000	993,218

JC Penney Corp., Inc. bank term loan FRN 5s, 2019			994,975	994,620

Jeld-Wen, Inc. bank term loan FRN Ser. B, 5s, 2022			750,000	751,875

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018			611,425	603,783

MGM Resorts International bank term loan FRN Ser. B, 3 1/2s, 2019			975,000	971,344

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			1,257,648	1,252,539

Petco Animal Supplies, Inc. bank term loan FRN 4s, 2017			955,000	955,531

Realogy Group, LLC bank term loan FRN Ser. B, 3 3/4s, 2020			1,466,419	1,466,878

Roofing Supply Group, LLC bank term loan FRN Ser. B, 5s, 2019			972,500	973,716

Sabre GLBL, Inc. bank term loan FRN Ser. B, 4s, 2019			1,218,750	1,222,050

Scientific Games International, Inc. bank term loan FRN Ser. B2, 6s, 2021			1,492,500	1,497,724

Station Casinos, LLC bank term loan FRN Ser. B, 4 1/4s, 2020			1,135,953	1,137,778

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021			500,000	490,000

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020			748,106	732,832

Travelport Finance Sarl bank term loan FRN Ser. B, 5 3/4s, 2021 (Luxembourg)			740,278	742,282

Tribune Media Co. bank term loan FRN Ser. B, 3 3/4s, 2020			1,008,910	1,009,225

Univision Communications, Inc. bank term loan FRN 4s, 2020			1,130,329	1,128,916

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019			1,339,394	1,315,955

				30,705,195
Consumer staples (0.6%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021			424,625	414,717

Del Monte Foods, Inc. bank term loan FRN 4.263s, 2021			945,600	916,050

Hostess Brands, LLC bank term loan FRN 8 1/2s, 2023			885,000	888,363

Landry's, Inc. bank term loan FRN Ser. B, 4s, 2018			1,283,667	1,287,335

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			990,000	985,050

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021			1,000,000	1,000,625

US Foods, Inc. bank term loan FRN 4 1/2s, 2019			980,000	982,450

				6,474,590
Energy (0.3%)

American Energy-Marcellus, LLC bank term loan FRN 5 1/4s, 2020			460,000	320,850

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020			1,060,000	573,725

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5s, 2017 (Cayman Islands)			920,585	558,105

Seventy Seven Energy, Inc. bank term loan FRN 3 3/4s, 2021			997,481	879,030

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)			256,666	229,973

				2,561,683
Financials (0.5%)

Communications Sales & Leasing, Inc. bank term loan FRN 5s, 2022			355,000	345,533

HUB International, Ltd. bank term loan FRN Ser. B, 4s, 2020			987,500	982,288

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)			690,460	705,132

USI, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019			1,462,697	1,461,478

Vantiv, LLC bank term loan FRN Ser. B, 3 3/4s, 2021			254,143	254,969

Walter Investment Management Corp. bank term loan FRN Ser. B, 4 3/4s, 2020			1,448,126	1,382,960

				5,132,360
Health care (0.8%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			906,034	905,657

Concordia Healthcare Corp. bank term loan FRN Ser. B, 4 3/4s, 2022 (Canada)			165,000	165,619

Envision Healthcare Corp. bank term loan FRN Ser. B, 4s, 2018			473,624	474,019

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.187s, 2021			1,644,188	1,648,298

IASIS Healthcare, LLC bank term loan FRN Ser. B, 4 1/2s, 2018			963,155	964,761

Kinetic Concepts, Inc. bank term loan FRN 4 1/2s, 2018			1,318,020	1,323,375

MPH Acquisition Holdings, LLC bank term loan FRN Ser. B, 3 3/4s, 2021			975,455	968,139

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			589,050	584,706

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4s, 2018			617,760	617,208

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 1/2s, 2020			462,718	462,966

				8,114,748
Technology (0.6%)

Avago Technologies, Ltd. bank term loan FRN Ser. B, 3 3/4s, 2020 (Cayman Islands)			1,231,254	1,232,793

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			977,137	969,503

First Data Corp. bank term loan FRN Ser. B, 3.687s, 2018			1,500,000	1,495,782

Infor US, Inc. bank term loan FRN Ser. B5, 3 3/4s, 2020			867,560	861,415

Informatica Corp. bank term loan FRN Ser. B, 4 1/2s, 2022			900,000	900,000

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 4s, 2019			950,228	901,529

				6,361,022
Transportation (—%)

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2022			415,000	412,320

				412,320
Utilities and power (0.1%)

Energy Transfer Equity LP bank term loan FRN 3 1/4s, 2019			715,000	710,398

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.673s, 2017			710,555	361,672

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.673s, 2017			7,293	3,712

				1,075,782

Total senior loans (cost $77,727,165)				$76,256,124

COMMODITY LINKED NOTES (5.2%)(a)(CLN)
			Principal amount	Value

Citigroup, Inc. sr. notes Ser. G, 1-month USD LIBOR less 0.18%, 2016 (Indexed to the CVICF3F0 Index multiplied by 3)			$21,100,000	$20,745,562

Deutsche Bank AG/London 144A notes, 1-month USD LIBOR less 0.16%, 2016 (Indexed to the DB Commodity Backwardation Alpha 22 USD Total Return Index multiplied by 3) (United Kingdom)			3,158,000	3,217,686

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			14,300,000	14,902,387

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			6,480,000	6,762,560

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the S&P GSCI Light Energy Index Excess Return multiplied by 3) (United Kingdom)			4,261,000	8,093,318

Total commodity Linked Notes (cost $49,299,000)				$53,721,513

INVESTMENT COMPANIES (4.8%)(a)
			Shares	Value

Banco Financiero y de Ahorros (BFA), Sociedad Tenedora de Acciones, SAU			162,400	$8,170,344

Consumer Discretionary Select Sector SPDR Fund			214,600	17,215,212

Financial Select Sector SPDR Fund			333,700	8,412,577

Health Care Select Sector SPDR Fund			110,700	8,478,513

Materials Select Sector SPDR Fund			159,700	7,338,215

Total investment companies (cost $46,057,850)				$49,614,861

CORPORATE BONDS AND NOTES (4.3%)(a)
			Principal amount	Value

Basic materials (0.7%)

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)			$405,000	$482,963

ArcelorMittal SA sr. unsec. unsub. bonds 5 1/8s, 2020 (France)			1,000,000	1,005,000

ArcelorMittal SA sr. unsec. unsub. notes 6 1/8s, 2018 (France)			339,000	358,857

Cemex SAB de CV 144A company guaranty sr. FRN 5.039s, 2018 (Mexico)			1,500,000	1,582,500

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			876,000	935,130

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			1,000,000	987,500

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			1,125,000	1,164,375

Univar, Inc. 144A sr. unsec. notes 6 3/4s, 2023			710,000	713,550

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017 (Brazil)			395,000	415,528

				7,645,403
Capital goods (0.7%)

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			1,000,000	1,035,000

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			605,000	536,181

KION Finance SA 144A sr. unsub. notes 6 3/4s, 2020 (Luxembourg)		EUR	145,000	167,949

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			$1,850,000	1,859,250

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			627,000	633,270

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			1,000,000	996,250

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4s, 2020			1,500,000	1,513,125

				6,741,025
Communication services (0.7%)

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			840,000	879,900

Digicel, Ltd. 144A sr. unsec. notes 7s, 2020 (Jamaica)			600,000	622,500

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018			1,500,000	1,526,250

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)			700,000	654,500

Sprint Communications, Inc. sr. unsec. notes 6s, 2016			265,000	270,466

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			770,000	814,275

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			500,000	523,750

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	130,000	156,420

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	185,000	219,684

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	477,000	776,953

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			$1,110,000	1,175,435

				7,620,133
Consumer cyclicals (0.4%)

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			1,500,000	1,590,000

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			1,050,000	1,044,750

Navistar International Corp. sr. notes 8 1/4s, 2021			1,000,000	937,500

Owens Corning company guaranty sr. unsec. notes 9s, 2019			36,000	42,822

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			575,000	554,875

				4,169,947
Consumer staples (0.2%)

BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			1,080,000	1,082,700

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			650,000	646,750

				1,729,450
Energy (0.4%)

Chesapeake Energy Corp. company guaranty sr. unsec. FRN 3.539s, 2019			1,500,000	1,263,750

FTS International, Inc. 144A company guaranty sr. FRN 7.783s, 2020			675,000	648,491

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			580,000	533,600

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 1/4s, 2024 (Brazil)			390,000	363,424

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			642,000	404,460

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			1,000,000	673,750

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			565,000	550,875

				4,438,350
Financials (0.6%)

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			900,000	933,750

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8 1/8s, 2038			530,000	596,250

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4 7/8s, 2019			1,070,000	1,103,438

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 5.298s, 2017 (Russia)			300,000	298,500

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. notes 5.942s, 2023 (Russia)			200,000	177,508

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902s, 2020 (Russia)			500,000	485,000

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			250,000	228,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,600,000	1,640,064

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			600,000	542,778

				6,006,038
Health care (0.4%)

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			555,000	568,875

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2023 (Ireland)			1,000,000	1,040,000

HCA, Inc. sr. notes 6 1/2s, 2020			610,000	682,438

Service Corporation International sr. unsec. notes 7s, 2017			170,000	183,600

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			665,000	726,513

Tenet Healthcare Corp. 144A company guaranty sr. FRN 3.786s, 2020			720,000	740,700

				3,942,126
Technology (0.2%)

CommScope, Inc. 144A company guaranty sr. notes 4 3/8s, 2020			1,000,000	1,006,250

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			1,500,000	1,503,750

				2,510,000
Utilities and power (—%)

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			175,000	216,171

				216,171

Total corporate bonds and notes (cost $45,039,795)				$45,018,643

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.1%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$579,000	$564,525

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			2,848,000	2,890,692

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			1,070,000	1,078,560

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95s, 2021 (Argentina)			1,303,529	1,297,011

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9 3/8s, 2018 (Argentina)			1,040,000	1,008,800

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			350,000	367,938

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			240,000	258,300

Russia (Federation of) 144A sr. notes 5 5/8s, 2042 (Russia)			900,000	825,750

Venezuela (Bolivarian Republic of) unsec. bonds 5 3/4s, 2016 (Venezuela)			3,950,000	3,189,625

Total foreign government and agency bonds and notes (cost $11,451,022)				$11,481,201

WARRANTS (0.9%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bharat Petroleum Corp., Ltd. 144A (India)	3/9/18	$0.00	104,337	$1,508,063

Gree Electric Appliances, Inc. of Zhuhai 144A (China)	6/24/16	0.00	187,600	674,003

Gree Electric Appliances, Inc. of Zhuhai 144A (China)	3/24/16	0.00	162,000	582,028

Hindustan Zinc. Ltd. 144A (India)	10/27/17	0.00	445,148	1,090,338

Midea Group Co., Ltd. 144A (China)	4/16/16	0.00	255,800	1,365,568

Power Finance Corp., Ltd. 144A (India)	3/9/18	0.00	317,653	1,219,471

Qingdao Haier Co., Ltd. 144A (China)	3/16/17	0.00	245,000	441,100

Rural Electrification Corp., Ltd. 144A (India)	3/6/17	0.00	332,833	1,406,742

Tata Chemicals, Ltd. 144A (India)	7/16/16	0.00	62,589	478,314

UPL, Ltd. 144A (India)	6/17/16	0.00	83,003	693,480

Total warrants (cost $9,728,427)				$9,459,107

ASSET-BACKED SECURITIES (0.2%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 15-2, Class A, 1.235s, 2017			$1,913,000	$1,913,000

Total asset-backed securities (cost $1,913,000)				$1,913,000

PURCHASED SWAP OPTIONS OUTSTANDING (—%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(1.548)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.548		$25,260,500	$19,956

(2.685)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.685		2,917,900	4,639

Barclays Bank PLC

2.2775/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.2775		1,765,000	15,250

2.1575/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.1575		1,765,000	8,578

Citibank, N.A.

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		9,189,700	15,531

Credit Suisse International

2.44375/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.44375		5,599,200	75,757

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		174,000	14,609

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		174,000	8,637

Goldman Sachs International

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82		1,743,950	78,478

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		9,189,700	12,957

2.22/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.22		9,136,400	11,055

(2.52)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.52		9,136,400	640

JPMorgan Chase Bank N.A.

0.98/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.98		8,143,800	11,809

Total purchased swap options outstanding (cost $348,023)				$277,896

PURCHASED OPTIONS OUTSTANDING (0.5%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Sep-15/$99.38		$12,000,000	$146,748

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Sep-15/100.94		12,000,000	43,296

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Aug-15/99.02		9,600,000	151,699

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/99.13		1,000,000	2,178

SPDR S&P 500 ETF Trust (Put)	Jul-16/185.00		172,503	1,042,101

SPDR S&P 500 ETF Trust (Put)	Jun-16/185.00		176,898	986,548

SPDR S&P 500 ETF Trust (Put)	May-16/183.00		170,512	785,178

SPDR S&P 500 ETF Trust (Put)	Apr-16/180.00		170,773	615,862

SPDR S&P 500 ETF Trust (Put)	Mar-16/183.00		176,101	618,178

SPDR S&P 500 ETF Trust (Put)	Feb-16/183.00		175,899	505,117

Total purchased options outstanding (cost $7,058,999)				$4,896,905

SHORT-TERM INVESTMENTS (35.0%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.08%(AFF)		Shares	123,011,972	$123,011,972

Putnam Short Term Investment Fund 0.11%(AFF)		Shares	201,348,628	201,348,628

SSgA Prime Money Market Fund Class N 0.06%(P)		Shares	11,480,000	11,480,000

U.S. Treasury Bills 0.01%, November 5, 2015(SEG)(SEGSF)(SEGCCS)			$827,000	826,814

U.S. Treasury Bills 0.01%, October 1, 2015(SEGCCS)			5,912,000	5,911,563

U.S. Treasury Bills 0.01%, October 15, 2015(SEG)			2,190,000	2,189,779

U.S. Treasury Bills 0.01%, October 8, 2015(SEG)(SEGCCS)			1,750,000	1,749,832

U.S. Treasury Bills 0.02%, August 20, 2015(SEG)(SEGCCS)			565,000	564,996

U.S. Treasury Bills 0.02%, August 6, 2015(SEG)(SEGCCS)			2,800,000	2,799,991

U.S. Treasury Bills 0.03%, November 12, 2015(SEG)(SEGSF)(SEGCCS)			15,130,000	15,126,823

Total short-term investments (cost $365,013,008)				$365,010,398

TOTAL INVESTMENTS

Total investments (cost $1,176,379,342)(b)				$1,205,627,818

FORWARD CURRENCY CONTRACTS at 7/31/15 (aggregate face value $81,577,466) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	10/21/15	$20,164	$21,125	$961
	British Pound	Buy	9/16/15	450,556	439,990	10,566
	Canadian Dollar	Buy	10/21/15	178,910	177,750	1,160
	Chilean Peso	Buy	10/21/15	1,017	1,064	(47)
	Euro	Sell	9/16/15	3,337,580	3,346,933	9,353
	Japanese Yen	Sell	8/19/15	1,197,926	1,238,612	40,686
	Mexican Peso	Buy	10/21/15	895,106	919,262	(24,156)
	New Zealand Dollar	Sell	10/21/15	380,381	388,035	7,654
	Norwegian Krone	Buy	9/16/15	73,481	76,923	(3,442)
	Swedish Krona	Sell	9/16/15	1,454,295	1,494,129	39,834
Barclays Bank PLC
	Australian Dollar	Buy	10/21/15	216,853	251,362	(34,509)
	British Pound	Buy	9/16/15	2,757,507	2,677,648	79,859
	Canadian Dollar	Buy	10/21/15	110,281	115,108	(4,827)
	Euro	Buy	9/16/15	363,834	353,870	9,964
	Japanese Yen	Buy	8/19/15	175	9,699	(9,524)
	Mexican Peso	Buy	10/21/15	1,066,380	1,090,421	(24,041)
	New Zealand Dollar	Sell	10/21/15	541,247	567,971	26,724
	Norwegian Krone	Sell	9/16/15	363,236	317,940	(45,296)
	Singapore Dollar	Sell	8/19/15	908,985	938,836	29,851
	Swedish Krona	Sell	9/16/15	1,859,734	1,923,226	63,492
	Swiss Franc	Sell	9/16/15	387,907	397,467	9,560
Citibank, N.A.
	Australian Dollar	Buy	10/21/15	988,906	1,019,899	(30,993)
	British Pound	Sell	9/16/15	550,315	545,427	(4,888)
	Canadian Dollar	Sell	10/21/15	1,288,750	1,309,867	21,117
	Chilean Peso	Buy	10/21/15	19,626	20,576	(950)
	Danish Krone	Buy	9/16/15	85,219	86,582	(1,363)
	Euro	Sell	9/16/15	2,559,584	2,574,660	15,076
	Japanese Yen	Buy	8/19/15	1,635,944	1,569,519	66,425
	Mexican Peso	Buy	10/21/15	1,299,706	1,335,567	(35,861)
	New Zealand Dollar	Buy	10/21/15	155,420	158,543	(3,123)
	Norwegian Krone	Buy	9/16/15	653,542	683,434	(29,892)
	Philippine Peso	Buy	8/19/15	425,670	435,300	(9,630)
	Swedish Krona	Sell	9/16/15	974,878	990,986	16,108
	Swiss Franc	Buy	9/16/15	74,410	76,257	(1,847)
Credit Suisse International
	Australian Dollar	Buy	10/21/15	498,784	537,739	(38,955)
	British Pound	Buy	9/16/15	546,099	535,894	10,205
	Canadian Dollar	Buy	10/21/15	1,063,756	1,100,622	(36,866)
	Euro	Sell	9/16/15	688,658	663,671	(24,987)
	Indian Rupee	Sell	8/19/15	244,260	255,081	10,821
	Japanese Yen	Buy	8/19/15	2,012,056	1,967,840	44,216
	New Zealand Dollar	Sell	10/21/15	231,850	260,673	28,823
	Norwegian Krone	Buy	9/16/15	435,348	456,454	(21,106)
	Singapore Dollar	Sell	8/19/15	936,598	967,349	30,751
	Swedish Krona	Sell	9/16/15	349,592	427,235	77,643
	Swiss Franc	Buy	9/16/15	485,428	497,326	(11,898)
Deutsche Bank AG
	Australian Dollar	Buy	10/21/15	862,099	901,844	(39,745)
	British Pound	Buy	9/16/15	1,038,183	1,036,392	1,791
	Canadian Dollar	Sell	10/21/15	343,147	357,153	14,006
	Euro	Sell	9/16/15	507,456	512,378	4,922
	Japanese Yen	Sell	8/19/15	1,912,560	1,978,305	65,745
	New Zealand Dollar	Sell	10/21/15	376,117	383,669	7,552
	Norwegian Krone	Buy	9/16/15	87,767	91,831	(4,064)
	Polish Zloty	Sell	9/16/15	863,373	880,009	16,636
	Swedish Krona	Sell	9/16/15	1,357,475	1,387,906	30,431
	Turkish Lira	Buy	9/16/15	83,394	84,906	(1,512)
Goldman Sachs International
	Australian Dollar	Buy	10/21/15	578,348	605,433	(27,085)
	British Pound	Buy	9/16/15	453,678	442,941	10,737
	Canadian Dollar	Sell	10/21/15	1,037,313	1,079,750	42,437
	Euro	Sell	9/16/15	4,835	4,830	(5)
	Japanese Yen	Sell	8/19/15	1,809,756	1,872,279	62,523
	New Zealand Dollar	Sell	10/21/15	548,003	559,083	11,080
HSBC Bank USA, National Association
	Australian Dollar	Sell	10/21/15	366,881	383,831	16,950
	British Pound	Sell	9/16/15	206,075	218,815	12,740
	Canadian Dollar	Sell	10/21/15	1,051,451	1,094,711	43,260
	Euro	Buy	9/16/15	687,339	712,857	(25,518)
	Japanese Yen	Sell	8/19/15	1,060,048	1,071,029	10,981
	New Zealand Dollar	Buy	10/21/15	243,528	250,329	(6,801)
	Swedish Krona	Sell	9/16/15	500,693	508,052	7,359
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/21/15	78,690	100,631	(21,941)
	British Pound	Buy	9/16/15	725,323	710,501	14,822
	Canadian Dollar	Buy	10/21/15	375,475	406,885	(31,410)
	Euro	Sell	9/16/15	536,355	550,489	14,134
	Indian Rupee	Buy	8/19/15	216,522	219,003	(2,481)
	Japanese Yen	Sell	8/19/15	478,783	495,347	16,564
	Mexican Peso	Buy	10/21/15	796,631	818,259	(21,628)
	New Zealand Dollar	Sell	10/21/15	1,901,775	1,952,436	50,661
	Norwegian Krone	Buy	9/16/15	356,766	411,042	(54,276)
	Philippine Peso	Buy	8/19/15	425,670	433,894	(8,224)
	Singapore Dollar	Sell	8/19/15	1,059,511	1,088,063	28,552
	Swedish Krona	Sell	9/16/15	520,937	532,618	11,681
	Swiss Franc	Buy	9/16/15	95,345	97,680	(2,335)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	10/21/15	1,336,424	1,349,090	12,666
	British Pound	Sell	9/16/15	315,045	325,207	10,162
	Canadian Dollar	Sell	10/21/15	339,555	358,790	19,235
	Euro	Buy	9/16/15	153,401	167,676	(14,275)
	Japanese Yen	Sell	8/19/15	400,656	426,235	25,579
	New Zealand Dollar	Sell	10/21/15	341,543	373,520	31,977
	Norwegian Krone	Buy	9/16/15	922,419	962,137	(39,718)
	Singapore Dollar	Sell	8/19/15	807,275	819,554	12,279
	Swedish Krona	Sell	9/16/15	1,300,619	1,386,090	85,471
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/21/15	971,217	1,016,707	(45,490)
	Brazilian Real	Buy	10/2/15	827,157	914,344	(87,187)
	British Pound	Buy	9/16/15	96,793	94,506	2,287
	Canadian Dollar	Sell	10/21/15	888,208	924,612	36,404
	Chilean Peso	Sell	10/21/15	49,843	41,515	(8,328)
	Euro	Buy	9/16/15	1,827,521	1,830,088	(2,567)
	Hungarian Forint	Buy	9/16/15	873,138	872,644	494
	Israeli Shekel	Sell	10/21/15	689	690	1
	Japanese Yen	Buy	8/19/15	808,551	695,945	112,606
	New Zealand Dollar	Sell	10/21/15	38,970	39,759	789
	Norwegian Krone	Sell	9/16/15	1,294,987	1,358,118	63,131
	Singapore Dollar	Sell	8/19/15	1,327,995	1,362,196	34,201
	Swedish Krona	Buy	9/16/15	432,016	427,172	4,844
	Swiss Franc	Sell	9/16/15	112,444	115,213	2,769
	Turkish Lira	Sell	9/16/15	239,133	200,716	(38,417)
WestPac Banking Corp.
	Australian Dollar	Buy	10/21/15	1,314,076	1,375,436	(61,360)
	Canadian Dollar	Sell	10/21/15	1,062,380	1,105,944	43,564
	Euro	Sell	9/16/15	659,099	658,646	(453)
	Japanese Yen	Sell	8/19/15	1,779,786	1,841,259	61,473
	New Zealand Dollar	Buy	10/21/15	1,053,158	1,074,604	(21,446)

Total						$741,878

FUTURES CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

DAX Index (Short)	3	$931,262	Sep-15	$(25,131)
Euro STOXX 50 Index (Long)	329	13,000,454	Sep-15	443,074
Euro-CAC 40 Index (Long)	8	446,680	Aug-15	3,449
FTSE 100 Index (Long)	30	3,117,367	Sep-15	(4,767)
S&P 500 Index E-Mini (Long)	15	1,573,800	Sep-15	(855)
S&P 500 Index E-Mini (Short)	658	69,037,360	Sep-15	217,738
S&P Mid Cap 400 Index E-Mini (Long)	261	39,131,730	Sep-15	(374,172)
SPI 200 Index (Long)	13	1,342,444	Sep-15	40,105
Tokyo Price Index (Long)	138	18,483,883	Sep-15	26,601
U.S. Treasury Bond 30 yr (Short)	1	155,938	Sep-15	(6,346)
U.S. Treasury Bond Ultra 30 yr (Short)	38	6,062,188	Sep-15	(36,888)
U.S. Treasury Note 2 yr (Short)	20	4,381,250	Sep-15	(10,040)
U.S. Treasury Note 5 yr (Short)	292	34,994,375	Sep-15	(169,394)
U.S. Treasury Note 10 yr (Long)	150	19,115,625	Sep-15	170,139
U.S. Treasury Note 10 yr (Short)	14	1,784,125	Sep-15	(14,902)

Total				$258,611

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/15 (premiums $1,378,956) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.955/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.955	$5,835,800	$1,401
1.798/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.798	25,260,500	7,578
1.278/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.278	6,315,125	12,820
Barclays Bank PLC

(2.3975)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.3975	1,765,000	24,904
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	9,189,700	5,238
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	9,189,700	8,179
Credit Suisse International

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	174,000	22,104
(2.60)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.60	2,799,600	76,904
Goldman Sachs International

(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	1,743,950	5,755
2.37/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.37	4,568,200	6,624
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	18,379,400	10,844
(2.37)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.37	4,568,200	35,815
JPMorgan Chase Bank N.A.

(0.83)/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.83	8,143,800	3,095
(0.905)/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.905	8,143,800	6,596
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	5,792,000	793,626

Total			$1,021,483

WRITTEN OPTIONS OUTSTANDING at 7/31/15 (premiums $570,288) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Sep-15/$100.16	$24,000,000	$164,161
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/96.13	1,000,000	56
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/97.13	2,000,000	2
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-15/102.48	12,000,000	153,996
SPDR S&P 500 ETF Trust (Call)	Aug-15/216.00	578,997	144,749
SPDR S&P 500 ETF Trust (Call)	Aug-15/214.50	161,143	53,954
SPDR S&P 500 ETF Trust (Call)	Aug-15/217.00	152,913	6,153
SPDR S&P 500 ETF Trust (Call)	Aug-15/214.50	158,687	4,062

Total			$527,133

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Credit Suisse International

2.28275/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.28275	$7,060,000	$(26,828)	$16,097
(2.50525)/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.50525	7,060,000	(26,828)	(12,637)
2.394/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.394	3,530,000	26,828	10,308
(2.394)/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.394	3,530,000	26,828	(14,085)
JPMorgan Chase Bank N.A.

2.3675/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.3675	5,052,100	(24,412)	20,764
2.2325/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.2325	5,052,100	(8,760)	6,214
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	729,475	(19,410)	(1,058)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	729,475	(20,425)	(4,005)
2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	729,475	(17,874)	(4,727)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	1,543,800	(10,208)	(5,836)
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	729,475	(18,535)	(6,842)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	3,087,500	(21,690)	(12,690)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	3,195,100	21,168	9,870
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	3,195,100	20,425	7,726
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	6,175,100	19,760	6,163
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	3,087,500	9,454	2,748
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	3,195,100	18,395	383
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	3,195,100	18,212	(2,364)
(2.5025)/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.5025	5,052,100	55,937	(38,346)

Total			$22,037	$(22,317)

TBA SALE COMMITMENTS OUTSTANDING at 7/31/15 (proceeds receivable $24,545,625) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, August 1, 2045	$4,000,000	8/13/15	$4,339,375
Federal National Mortgage Association, 4s, August 1, 2045	4,000,000	8/13/15	4,255,000
Federal National Mortgage Association, 3s, August 1, 2045	16,000,000	8/13/15	16,096,250

Total			$24,690,625

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)
	$2,232,300	(E)	$9,447	4/20/19	3 month USD-LIBOR-BBA	1.85%	$5,677
	558,900	(E)	(18,878)	4/20/27	2.415%	3 month USD-LIBOR-BBA	(4,543)
	103,976,000	(E)	(513,539)	9/16/25	3 month USD-LIBOR-BBA	2.60%	2,096,466
	32,362,700	(E)	167,496	9/16/25	2.60%	3 month USD-LIBOR-BBA	(644,874)
	48,414,600	(E)	281,576	9/16/20	2.00%	3 month USD-LIBOR-BBA	(328,350)
	154,425,000	(E)	172,941	9/16/17	1.25%	3 month USD-LIBOR-BBA	(616,017)
	7,461,000	(E)	(312,859)	9/16/45	3 month USD-LIBOR-BBA	3.10%	246,358
	1,378,000		(1,689)	6/18/17	3 month USD-LIBOR-BBA	0.955%	1,653
	2,799,600		25,719	7/29/25	2.5675%	3 month USD-LIBOR-BBA	(46,628)
	5,599,200		(25,830)	7/29/25	3 month USD-LIBOR-BBA	2.43375%	50,155
	2,799,600		(9,836)	7/29/25	3 month USD-LIBOR-BBA	2.403%	20,260
	2,799,600		(14,035)	8/4/25	3 month USD-LIBOR-BBA	2.4575%	27,511
	1,327,000		(45)	7/14/45	3 month USD-LIBOR-BBA	2.9575%	65,092
	1,111,000		(15)	7/24/25	2.41%	3 month USD-LIBOR-BBA	(13,011)
	1,011,000		(8)	7/29/20	3 month USD-LIBOR-BBA	1.71385%	1,913
	1,011,000		(8)	7/29/20	3 month USD-LIBOR-BBA	1.719%	2,167
	152,000	(E)	(1)	9/30/25	2.3575%	3 month USD-LIBOR-BBA	(292)

	Total		$(239,564)	$863,537
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

				Upfront		Payments	Total return	Unrealized
	Swap counterparty/			premium	Termination	received (paid) by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

	Bank of America N.A.
	baskets	1,334,403		$—	5/31/16	(3 month USD-LIBOR-BBAplus 10bp)	A basket (MLTRFCF5) of common stocks	$(580,699)
	units	34,350		—	5/31/16	3 month USD-LIBOR-BBA minus 7 bp	Russell 1000 Total Return Index	301,912
	Barclays Bank PLC
		$248,017		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,052
		317,711		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,996)
		1,248,476		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,181)
		1,146,322		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,863
		1,059,550		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,329
		4,577,263		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(71,265)
		3,201,959		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,593)
		347,736		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,421
		430,734		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	4,698
		347,736		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,421
		268,563		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,926)
		2,793,198		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,879)
		3,488,136		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	14,252
		1,062,343		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	11,588
		124,255		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,993)
		33,828		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(149)
		214,205		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	875
		1,738,678		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,104
		3,160,868		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,521)
		2,520,386		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	27,492
		1,178,936		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,059)
		2,966,468		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	25,715
		2,591,160		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	22,462
		254,997		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,082
		553,452		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	4,798
		8,380,081		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	34,239
		2,046,424		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,361
		217,306		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	922
		704,963		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,991
		511,157		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,168
		3,218,503		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,622)
		1,141,055		—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(2,052)
		475,171		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,472)
		237,619		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(736)
		237,619		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(736)
		476,820		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,478)
		1,238,333		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,837)
		476,820		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,478)
		740,687		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(8,942)
		469,814		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(5,672)
		560,482		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,472)
		951,991		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,950)
		674,607		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	9,305
		15,199		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(27)
		762,912		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,333)
		366,861		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,499
		612,297		—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(7,590)
		2,191,019		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,827)
		2,074,937		—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	32,305
		779,414		—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(9,661)
	Citibank, N.A.
		846,388		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,458
		413,805		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,691
	baskets	290		—	12/17/15	(3 month USD-LIBOR-BBA plus 42 bp)	A basket (CGPUTQL2) of common stocks	667,374
	baskets	352,224		—	11/10/15	3 month USD-LIBOR-BBA minus 0.45%	A basket (CGPUTS37) of common stocks	(175,769)
	shares	436		—	8/12/15	0.00%	The Sao Paulo Stock Exchange Index	624,266
	units	6,337		—	12/17/15	3 month USD-LIBOR-BBA plus 15 bp	Russell 1000 Total Return Index	(45,938)
	units	43,989		—	3/18/16	3 month USD-LIBOR-BBA minus 0.15%	MSCI Emerging Markets TR Net USD	1,291,471
	Credit Suisse International
		$695,471		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,842
		1,153,151		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(13,922)
		1,178,128		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	16,250
		945,493		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	13,041
		2,407,393		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(29,063)
		217,385		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,385)
		1,904,323		—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(24,201)
		1,265,127		—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(16,078)
		632,563		—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(8,039)
		2,254,181		—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(28,647)
		1,337,624		—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(16,581)
		1,754,374		—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(21,746)
		1,304,339		—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(16,168)
		1,612,221		—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(19,984)
	Deutsche Bank AG
		788,410		—	1/12/34	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	4,838
	baskets	313,665		—	5/9/16	3 month USD-LIBOR-BBA minus 0.45%	A basket (DBCTPS8P) of common stocks	3,013,587
	baskets	313,665		—	5/9/16	(3 month USD-LIBOR-BBA plus 0.31%)	A basket (DBCTPL8P) of common stocks	926,530
	Goldman Sachs International
		$859,218		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,790)
		662,908		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,924)
		2,155,815		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(15,462)
		1,167,167		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(5,148)
		918,717		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,754
		788,015		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,392)
		788,015		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,392)
		972,337		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,698)
		365,248		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(638)
		788,410		—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(4,838)
		2,016		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(32)
		836,079		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(5,997)
		1,331,936		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,327)
		62,478		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(109)
		166,584		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(291)
		34,904		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(154)
		941,670		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(4,153)
		1,890,958		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(29,738)
		1,221,678		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(19,212)
		1,562,107		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(11,204)
		850,043		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(13,143)
		55,730		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(868)
		1,542,555		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	21,276
		1,278,392		—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(16,246)
	baskets	1,005,400		—	12/15/20	(3 month USD-LIBOR-BBA plus 0.44%)	A basket (GSCBPUR1) of common stocks	301,419
	shares	71,750	(F)	—	7/27/16	(1 month USD-LIBOR-BBA plus 0.90%)	Etihad Etisalat Co.	2,388
	units	638,395		—	12/15/20	(0.45%)	Goldman Sachs Volatility Carry US Scaled 3x Excess Return Strategy	129,566
	JPMorgan Chase Bank N.A.
		$723,755		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,268)
		2,606,774		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(40,586)
		1,582,592		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(24,640)
		1,542,903		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	21,281
	baskets	978,871		—	4/25/16	3 month USD-LIBOR-BBA minus 0.44%	A basket (JPCMPTSH) of common stocks	(269,679)
	shares	301,025		—	1/25/16	3 month USD-LIBOR-BBA minus 30 bp	iShares MSCI Emerging Markets ETF	144,475
	UBS AG
	units	202,766		—	8/19/15	1 month USD-LIBOR-BBA	MSCI Emerging Markets TR Net USD	2,870,156

	Total			$—	$8,916,921
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (”ASC 820”) based on the securities' valuation inputs.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$17,271	$303,000	5/11/63	300 bp	$17,569
	CMBX NA BBB- Index	BBB-/P	18,088	293,000	5/11/63	300 bp	18,376
	CMBX NA BBB- Index	BBB-/P	8,798	146,000	5/11/63	300 bp	8,942
	CMBX NA BBB- Index	BBB-/P	4,580	67,000	5/11/63	300 bp	4,646
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	26,163	236,000	5/11/63	300 bp	26,395
	CMBX NA BBB- Index	BBB-/P	7,830	1,393,000	1/17/47	300 bp	(19,496)
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	(25,401)	1,990,000	5/11/63	300 bp	(23,445)
	CMBX NA BBB- Index	BBB-/P	(31,021)	1,979,000	5/11/63	300 bp	(29,075)
	CMBX NA BBB- Index	BBB-/P	2,186	1,682,000	5/11/63	300 bp	3,840
	CMBX NA BBB- Index	BBB-/P	(21,259)	1,273,000	5/11/63	300 bp	(20,007)
	CMBX NA BBB- Index	BBB-/P	8,619	1,203,000	5/11/63	300 bp	9,802
	CMBX NA BBB- Index	BBB-/P	2,153	939,000	5/11/63	300 bp	3,076
	CMBX NA BBB- Index	BBB-/P	5,247	898,000	5/11/63	300 bp	6,130
	CMBX NA BBB- Index	BBB-/P	3,359	737,000	5/11/63	300 bp	4,084
	CMBX NA BBB- Index	BBB-/P	(2,620)	615,000	5/11/63	300 bp	(2,016)
	CMBX NA BBB- Index	BBB-/P	21,503	524,000	5/11/63	300 bp	22,018
	CMBX NA BBB- Index	BBB-/P	(262)	401,000	5/11/63	300 bp	132
	CMBX NA BBB- Index	BBB-/P	23,911	312,000	5/11/63	300 bp	24,218
	CMBX NA BBB- Index	BBB-/P	21,635	297,000	5/11/63	300 bp	21,927
	CMBX NA BBB- Index	BBB-/P	4,148	270,000	5/11/63	300 bp	4,414
	CMBX NA BBB- Index	BBB-/P	7,820	257,000	5/11/63	300 bp	8,073
	CMBX NA BBB- Index	BBB-/P	20,426	256,000	5/11/63	300 bp	20,678
	CMBX NA BBB- Index	BBB-/P	19,821	256,000	5/11/63	300 bp	20,073
	CMBX NA BBB- Index	BBB-/P	16,841	256,000	5/11/63	300 bp	17,092
	CMBX NA BBB- Index	BBB-/P	2,949	254,000	5/11/63	300 bp	3,199
	CMBX NA BBB- Index	BBB-/P	28,021	248,000	5/11/63	300 bp	28,265
	CMBX NA BBB- Index	BBB-/P	15,760	198,000	5/11/63	300 bp	15,955
	CMBX NA BBB- Index	BBB-/P	595	182,000	5/11/63	300 bp	774
	CMBX NA BBB- Index	BBB-/P	417	182,000	5/11/63	300 bp	596
	CMBX NA BBB- Index	BBB-/P	1,145	65,000	5/11/63	300 bp	1,209
	CMBX NA BBB- Index	BBB-/P	450	58,000	5/11/63	300 bp	507
	CMBX NA BBB- Index	BBB-/P	728	93,000	1/17/47	300 bp	(1,097)
	CMBX NA BBB- Index	BBB-/P	662	93,000	1/17/47	300 bp	(1,162)
	CMBX NA BBB- Index	BBB-/P	586	137,000	1/17/47	300 bp	(2,101)
	CMBX NA BBB- Index	BBB-/P	11,016	281,000	1/17/47	300 bp	5,504
	CMBX NA BBB- Index	BBB-/P	926	324,000	1/17/47	300 bp	(5,430)
	CMBX NA BBB- Index	BBB-/P	1,041	324,000	1/17/47	300 bp	(5,315)
	CMBX NA BBB- Index	BBB-/P	10,054	569,000	1/17/47	300 bp	(1,108)
	CMBX NA BBB- Index	BBB-/P	2,885	577,000	1/17/47	300 bp	(8,434)
	CMBX NA BBB- Index	BBB-/P	2,885	577,000	1/17/47	300 bp	(8,434)
	CMBX NA BBB- Index	BBB-/P	17,956	737,000	1/17/47	300 bp	3,498
	CMBX NA BBB- Index	BBB-/P	2,289	914,000	1/17/47	300 bp	(15,640)
	CMBX NA BBB- Index	BBB-/P	9,879	926,000	1/17/47	300 bp	(8,286)
	CMBX NA BBB- Index	BBB-/P	3,075	960,000	1/17/47	300 bp	(15,757)
	CMBX NA BBB- Index	BBB-/P	2,055	960,000	1/17/47	300 bp	(16,777)
	CMBX NA BBB- Index	BBB-/P	1,714	960,000	1/17/47	300 bp	(17,118)
	CMBX NA BBB- Index	BBB-/P	13,256	976,000	1/17/47	300 bp	(5,890)
	CMBX NA BBB- Index	BBB-/P	8,694	985,000	1/17/47	300 bp	(10,629)
	CMBX NA BBB- Index	BBB-/P	3,615	1,014,000	1/17/47	300 bp	(16,276)
	CMBX NA BBB- Index	BBB-/P	26,494	1,070,000	1/17/47	300 bp	5,505
	CMBX NA BBB- Index	BBB-/P	28,133	1,151,000	1/17/47	300 bp	5,555
	CMBX NA BBB- Index	BBB-/P	42,475	1,796,000	1/17/47	300 bp	7,243
	CMBX NA BBB- Index	BBB-/P	6,327	1,979,000	1/17/47	300 bp	(32,494)
	CMBX NA BBB- Index	BBB-/P	6,327	1,979,000	1/17/47	300 bp	(32,494)
	CMBX NA BBB- Index	BBB-/P	12,711	1,990,000	1/17/47	300 bp	(26,326)
	CMBX NA BBB- Index	BBB-/P	9,899	1,990,000	1/17/47	300 bp	(29,139)
	CMBX NA BBB- Index	BBB-/P	28	2,741,000	1/17/47	300 bp	(53,742)
	CMBX NA BBB- Index	BBB-/P	7,034	3,957,000	1/17/47	300 bp	(70,589)
	CMBX NA BB Index	—	(2,620)	919,000	5/11/63	(500 bp)	(1,701)
	CMBX NA BB Index	—	(599)	525,000	5/11/63	(500 bp)	(74)
	CMBX NA BB Index	—	(2,802)	445,000	5/11/63	(500 bp)	(2,790)
	CMBX NA BB Index	—	(3,485)	434,000	5/11/63	(500 bp)	(3,473)
	CMBX NA BB Index	—	3,047	197,000	5/11/63	(500 bp)	3,052
	CMBX NA BB Index	—	(1,186)	130,000	5/11/63	(500 bp)	(1,182)
	CMBX NA BB Index	—	(991)	129,000	5/11/63	(500 bp)	(987)
	CMBX NA BB Index	—	(1,236)	129,000	5/11/63	(500 bp)	(1,232)
	CMBX NA BB Index	—	678	125,000	5/11/63	(500 bp)	681
	CMBX NA BB Index	—	(368)	101,000	5/11/63	(500 bp)	(365)
	CMBX NA BB Index	—	1,960	98,000	5/11/63	(500 bp)	1,962
	CMBX NA BB Index	—	372	36,000	5/11/63	(500 bp)	373
	CMBX NA BBB- Index	BBB-/P	18,153	742,000	5/11/63	300 bp	18,883
	CMBX NA BBB- Index	BBB-/P	(5,693)	462,000	5/11/63	300 bp	(5,239)
	CMBX NA BBB- Index	BBB-/P	(6,951)	461,000	5/11/63	300 bp	(6,497)
	CMBX NA BBB- Index	BBB-/P	592	446,000	5/11/63	300 bp	1,031
	CMBX NA BBB- Index	BBB-/P	(8,519)	440,000	5/11/63	300 bp	(8,086)
	CMBX NA BBB- Index	BBB-/P	1,408	304,000	5/11/63	300 bp	1,707
	CMBX NA BBB- Index	BBB-/P	(3,034)	302,000	5/11/63	300 bp	(2,737)
	CMBX NA BBB- Index	BBB-/P	4,795	254,000	5/11/63	300 bp	5,045
	CMBX NA BBB- Index	BBB-/P	5,500	254,000	5/11/63	300 bp	5,750
	CMBX NA BBB- Index	BBB-/P	1,126	243,000	5/11/63	300 bp	1,365
	CMBX NA BBB- Index	BBB-/P	152	228,000	5/11/63	300 bp	376
	CMBX NA BBB- Index	BBB-/P	1,378	227,000	5/11/63	300 bp	1,601
	CMBX NA BBB- Index	BBB-/P	(3,956)	219,000	5/11/63	300 bp	(3,741)
	CMBX NA BBB- Index	BBB-/P	151	218,000	5/11/63	300 bp	366
	CMBX NA BBB- Index	BBB-/P	755	218,000	5/11/63	300 bp	969
	CMBX NA BBB- Index	BBB-/P	5,044	212,000	5/11/63	300 bp	5,253
	CMBX NA BBB- Index	BBB-/P	550	204,000	5/11/63	300 bp	751
	CMBX NA BBB- Index	BBB-/P	2,419	203,000	5/11/63	300 bp	2,619
	CMBX NA BBB- Index	BBB-/P	2,018	203,000	5/11/63	300 bp	2,218
	CMBX NA BBB- Index	BBB-/P	(1,900)	203,000	5/11/63	300 bp	(1,701)
	CMBX NA BBB- Index	BBB-/P	(675)	202,000	5/11/63	300 bp	(477)
	CMBX NA BBB- Index	BBB-/P	(2,014)	201,000	5/11/63	300 bp	(1,816)
	CMBX NA BBB- Index	BBB-/P	(670)	201,000	5/11/63	300 bp	(473)
	CMBX NA BBB- Index	BBB-/P	(1,682)	201,000	5/11/63	300 bp	(1,484)
	CMBX NA BBB- Index	BBB-/P	8,327	174,000	5/11/63	300 bp	8,499
	CMBX NA BBB- Index	BBB-/P	(501)	148,000	5/11/63	300 bp	(355)
	CMBX NA BBB- Index	BBB-/P	(973)	102,000	5/11/63	300 bp	(873)
	CMBX NA BBB- Index	BBB-/P	(609)	101,000	5/11/63	300 bp	(509)
	CMBX NA BBB- Index	BBB-/P	14,123	631,000	1/17/47	300 bp	1,377
	CMBX NA BBB- Index	BBB-/P	18,927	2,694,000	1/17/47	300 bp	(33,921)
	CMBX NA BBB- Index	BBB-/P	17,693	3,595,000	1/17/47	300 bp	(52,829)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	1,922	737,000	5/11/63	300 bp	2,646
	CMBX NA BBB- Index	BBB-/P	(2,273)	498,000	5/11/63	300 bp	(1,783)
	CMBX NA BBB- Index	BBB-/P	(408)	59,000	5/11/63	300 bp	(350)
	CMBX NA BBB- Index	BBB-/P	1,445	338,000	1/17/47	300 bp	(5,186)
	CMBX NA BBB- Index	BBB-/P	1,205	338,000	1/17/47	300 bp	(5,425)
	CMBX NA BBB- Index	BBB-/P	1,205	338,000	1/17/47	300 bp	(5,425)
	CMBX NA BBB- Index	BBB-/P	1,570	440,000	1/17/47	300 bp	(7,061)
	CMBX NA BBB- Index	BBB-/P	1,577	442,000	1/17/47	300 bp	(7,094)
	CMBX NA BBB- Index	BBB-/P	4,720	474,000	1/17/47	300 bp	(4,578)
	CMBX NA BBB- Index	BBB-/P	31,577	1,171,000	1/17/47	300 bp	8,606
	CMBX NA BBB- Index	BBB-/P	6,904	1,760,000	1/17/47	300 bp	(27,621)
	CMBX NA BBB- Index	BBB-/P	1,985	1,838,000	1/17/47	300 bp	(34,070)
	CMBX NA BBB- Index	BBB-/P	15,376	1,975,000	1/17/47	300 bp	(23,367)
	CMBX NA BBB- Index	BBB-/P	24,994	2,949,000	1/17/47	300 bp	(32,856)
	CMBX NA BB Index	—	(2,004)	189,000	5/11/63	(500 bp)	(1,999)
	CMBX NA BB Index	—	(1,239)	129,000	5/11/63	(500 bp)	(1,235)
	CMBX NA BB Index	—	2,216	98,000	5/11/63	(500 bp)	2,219
	CMBX NA BB Index	—	687	67,000	5/11/63	(500 bp)	689
	CMBX NA BB Index	—	1,060	63,000	5/11/63	(500 bp)	1,062
	CMBX NA BB Index	—	70	58,000	5/11/63	(500 bp)	72
	CMBX NA BB Index	—	(325)	163,000	1/17/47	(500 bp)	2,548
	CMBX NA BBB- Index	BBB-/P	(3,649)	219,000	5/11/63	300 bp	(3,434)
	CMBX NA BBB- Index	BBB-/P	2,467	216,000	5/11/63	300 bp	2,680
	CMBX NA BBB- Index	BBB-/P	1,211	203,000	5/11/63	300 bp	1,411
	CMBX NA BBB- Index	BBB-/P	(811)	202,000	5/11/63	300 bp	(612)
	CMBX NA BBB- Index	BBB-/P	(1,614)	201,000	5/11/63	300 bp	(1,417)
	CMBX NA BBB- Index	BBB-/P	(1,881)	201,000	5/11/63	300 bp	(1,683)
	CMBX NA BBB- Index	BBB-/P	(2,016)	201,000	5/11/63	300 bp	(1,818)
	CMBX NA BBB- Index	BBB-/P	(2,016)	201,000	5/11/63	300 bp	(1,818)
	CMBX NA BBB- Index	BBB-/P	(1,113)	102,000	5/11/63	300 bp	(1,012)
	CMBX NA BBB- Index	BBB-/P	(48)	18,000	5/11/63	300 bp	(30)
	CMBX NA BBB- Index	BBB-/P	6,998	332,000	1/17/47	300 bp	375
	CMBX NA BBB- Index	BBB-/P	17,722	2,301,000	1/17/47	300 bp	(27,416)
	CMBX NA BBB- Index	BBB-/P	34,814	4,521,000	1/17/47	300 bp	(53,880)

	Total		$642,949	$(456,508)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 24 Index	B+/P	$(15,237,968)	$214,580,520	6/20/20	500 bp	$(703,452)

	Total		$(15,237,968)	$(703,452)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
NVDR	Non-voting Depository Receipts
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2014 through July 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,042,529,373.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $1,176,608,274, resulting in gross unrealized appreciation and depreciation of $55,775,882 and $26,756,338, respectively, or net unrealized appreciation of $29,019,544.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$123,753,001	$114,548,285	$115,289,314	$74,569	$123,011,972
	Putnam Short Term Investment Fund *	169,100,073	163,839,740	131,591,185	122,221	201,348,628
	Totals	$292,853,074	$278,388,025	$246,880,499	$196,790	$324,360,600
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $499,011,267 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $3,073,835 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $991,951 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,427,715 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$7,009,034	$7,717,706	$—
Capital goods	16,109,705	462,392	—
Communication services	3,593,725	3,144,729	—
Conglomerates	3,598,308	1,504,012	—
Consumer cyclicals	31,992,290	3,252,752	—
Consumer staples	27,251,884	5,461,726	—
Energy	12,612,463	2,524,233	—
Financials	48,045,490	19,014,109	—
Health care	32,978,372	3,703,383	—
Technology	37,277,090	12,595,777	—
Transportation	6,525,845	4,576,547	—
Utilities and power	9,672,480	4,126,163	—
Total common stocks	236,666,686	68,083,529	—
Asset-backed securities	—	—	1,913,000
Commodity linked notes	—	53,721,513	—
Corporate bonds and notes	—	45,018,643	—
Foreign government and agency bonds and notes	—	11,481,201	—
Investment companies	49,614,861	—	—
Mortgage-backed securities	—	111,246,215	6,214,923
Purchased options outstanding	—	4,896,905	—
Purchased swap options outstanding	—	277,896	—
Senior loans	—	76,256,124	—
U.S. government and agency mortgage obligations	—	165,643,502	—
U.S. treasury obligations	—	123,315	—
Warrants	—	9,459,107	—
Short-term investments	335,840,600	29,169,798	—

Totals by level	$622,122,147	$575,377,748	$8,127,923

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$741,878	$—
Futures contracts	258,611	—	—
Written options outstanding	—	(527,133)	—
Written swap options outstanding	—	(1,021,483)	—
Forward premium swap option contracts	—	(22,317)	—
TBA sale commitments	—	(24,690,625)	—
Interest rate swap contracts	—	1,103,101	—
Total return swap contracts	—	8,916,921	—
Credit default contracts	—	13,435,059	—

Totals by level	$258,611	$(2,064,599)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities and other financial instruments represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$14,565,268	$1,130,209
Foreign exchange contracts	1,706,345	964,467
Equity contracts	25,016,202	1,685,928
Interest rate contracts	4,589,361	4,578,027

Total	$45,877,176	$8,358,631

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$970,000
Purchased TBA commitment option contracts (contract amount)		$27,100,000
Purchased swap option contracts (contract amount)		$103,200,000
Written equity option contracts (contract amount)		$970,000
Written TBA commitment option contracts (contract amount)		$39,700,000
Written swap option contracts (contract amount)		$95,700,000
Futures contracts (number of contracts)		3,000
Forward currency contracts (contract amount)		$217,200,000
Centrally cleared interest rate swap contracts (notional)		$494,100,000
OTC total return swap contracts (notional)		$1,127,600,000
OTC credit default contracts (notional)		$60,500,000
Centrally cleared credit default contracts (notional)		$64,400,000
Warrants (number of warrants)		1,500,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	—	—	534,885	—	—	—	—	—	—	—	—	—	—	—	534,885
	OTC Total return swap contracts*#	301,912	224,942	—	2,588,260	32,133	3,944,955	458,403	—	165,756	—	—	—	2,870,156	—	10,586,517
	OTC Credit default contracts*#	796	232	—	—	23,824	—	5,900	—	—	—	—	—	—	—	30,752
	Centrally cleared credit default contracts§	—	—	197,026	—	—	—	—	—	—	—	—	—	—	—	197,026
	Futures contracts§	—	—	—	—	—	—	—	—	—	572,461	—	—	—	—	572,461
	Forward currency contracts#	110,214	219,450	—	118,726	202,459	141,083	126,777	91,290	136,414	—	197,369	257,526	—	105,037	1,706,345
	Forward premium swap option contracts#	—	—	—	—	26,405	—	—	—	53,868	—	—	—	—	—	80,273
	Purchased swap options#	24,595	23,828	—	15,531	99,003	—	103,130	—	11,809	—	—	—	—	—	277,896
	Purchased options#	—	—	—	—	—	—	—	—	4,896,905	—	—	—	—	—	4,896,905

	Total Assets	$437,517	$468,452	$731,911	$2,722,517	$383,824	$4,086,038	$694,210	$91,290	$5,264,752	$572,461	$197,369	$257,526	$2,870,156	$105,037	$18,883,060

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	406,651	—	—	—		—	—	—	—	—	—	—	406,651
	OTC Total return swap contracts*#	580,699	160,447	—	221,707	197,814	—	162,756	—	346,173	—	—	—	—	—	1,669,596
	OTC Credit default contracts*#	—	27,326	—	—	725,793	—	377,090	—	—	—	—	—	—	—	1,130,209
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	259,649	—	—	—	—	259,649
	Forward currency contracts#	27,645	118,197	—	118,547	133,812	45,321	27,090	32,319	142,295	—	53,993	181,989	—	83,259	964,467
	Forward premium swap option contracts#	—	—	—	—	26,722	—	—	—	75,868	—	—	—	—	—	102,590
	Written swap options#	21,799	24,904	—	13,417	99,008	—	59,038	—	803,317	—	—	—	—	—	1,021,483
	Written options#	—	4,062	—	204,856	—	—	—	—	318,215	—	—	—	—	—	527,133

	Total Liabilities	$630,143	$334,936	$406,651	$558,527	$1,183,149	$45,321	$625,974	$32,319	$1,685,868	$259,649	$53,993	$181,989	$—	$83,259	$6,081,778

	Total Financial and Derivative Net Assets	$(192,626)	$133,516	$325,260	$2,163,990	$(799,325)	$4,040,717	$68,236	$58,971	$3,578,884	$312,812	$143,376	$75,537	$2,870,156	$21,778	$12,801,282
	Total collateral received (pledged)##†	$(154,969)	$123,315	$—	$2,163,990	$(686,863)	$3,540,000	$(585,883)	$—	$3,270,000	$—	$120,000	$—	$2,870,156	$—
	Net amount	$(37,657)	$10,201	$325,260	$—	$(112,462)	$500,717	$654,119	$58,971	$308,884	$312,812	$23,376	$75,537	$—	$21,778

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2015